UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           02/13/04
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        55
                                               -------------

Form 13F Information Table Value Total:        $889,166
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  Form 13F INFORMATION TABLE



              COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- ---------  -----------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- ---------  ------  -------- ------
ABBOTT LABS                       COM            002824100   13,980     300,000(SH)      (SOLE)                     300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD BERMUDA             CL A           G1150G111    7,896     300,000(SH)      (SOLE)                     300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS INC           COM            00751Y106   31,339     385,000(SH)      (SOLE)                     385,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                     COM            00817Y108   21,964     325,000(SH)      (SOLE)                     325,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                         COM            001084102   11,077     550,000(SH)      (SOLE)                     550,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS HEALTHCARE SOLUTI      COM            01988P108    6,065     1,140,000(SH)    (SOLE)                   1,140,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD                      SHS            M0861T100   10,395     900,000(SH)      (SOLE)                     900,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC           COM            026874107   14,913     225,000(SH)      (SOLE)                     225,000(SOLE)
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AMR CORP                          COM            001765106   18,778   1,450,000(SH)      (SOLE)                   1,450,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ANTEON INTL CORP                  COM            03674E108    8,652     240,000(SH)      (SOLE)                     240,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORP       COM            03822W109    2,687     450,000(SH)      (SOLE)                     450,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ARTISAN COMPONENTS INC            COM            042923102    6,663     325,000(SH)      (SOLE)                     325,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BIOSITE INC                       COM            090945106    1,448      50,000(SH)      (SOLE)                      50,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BOOKHAM TECHNOLOGY PLC            SPONSORED ADR  09856Q108   10,000   4,000,000(SH)      (SOLE)                    4,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP            COM            101137107   24,445     665,000(SH)      (SOLE)                      665,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CACI INTL INC                     CL A           127190304   13,371     275,000(SH)      (SOLE)                      275,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                      COM            131347106   30,063   6,250,000(SH)      (SOLE)                    6,250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CANON INC                         ADR            138006309    9,719     204,000(SH)      (SOLE)                      204,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103   62,059   2,450,000(SH)      (SOLE)                    2,450,000(SOLE)
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CAREMARK RX INC                   COM            141705103    6,333     250,000(SH) CALL (SOLE)                      250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP            COM            165167107   19,691   1,450,000(SH)      (SOLE)                    1,450,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
COMPASS MINERALS INTL INC         COM            20451N101    6,783     475,000(SH)      (SOLE)                      475,000(SOLE)
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COMPUTER SCIENCES CORP            COM            205363104   16,586     375,000(SH)      (SOLE)                      375,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                       COM NEW        208464883    3,270     150,000(SH)      (SOLE)                      150,000(SOLE)
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DEVON ENERGY CORP NEW             COM            25179M103   15,031     262,500(SH)      (SOLE)                      262,500(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                    COM            532457108   17,583     250,000(SH) CALL (SOLE)                      250,000(SOLE)
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FOREST LABS INC                   COM            345838106   26,265     425,000(SH)      (SOLE)                      425,000(SOLE)
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GENELABS TECHNOLOGIES INC         COM            368706107    9,339   3,300,000(SH)      (SOLE)                    3,300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC               COM            375558103   12,530     215,000(SH)      (SOLE)                      215,000(SOLE)
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IMC GLOBAL INC                    COM            449669100    6,455     650,000(SH)      (SOLE)                      650,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND COMPANY LTD        CL A           G4776G101   20,364     300,000(SH)      (SOLE)                      300,000(SOLE)
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INTERNATIONAL STL GROUP INC       COM            460377104    3,895     100,000(SH)      (SOLE)                      100,000(SOLE)
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JDS UNIPHASE CORP                 COM            46612J101    1,456     400,000(SH)      (SOLE)                      400,000(SOLE)
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LEXAR MEDIA INC                   COM            52886P104    1,742     100,000(SH)      (SOLE)                      100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC        CL B           53220K207   13,221     900,000(SH)      (SOLE)                      900,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                    COM            594918104   95,795   3,500,000(SH) CALL (SOLE)                    3,500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MOORE WALLACE INC                 COM            615857109   31,092   1,660,000(SH)      (SOLE)                    1,660,000(SOLE)
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NBTY INC                          COM            628782104   10,744     400,000(SH)      (SOLE)                      400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC         CL A           65332V103    9,415     700,000(SH)      (SOLE)                      700,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OM GROUP INC                      COM            670872100   17,024     650,000(SH)      (SOLE)                      650,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                      COM            681904108   10,098     250,000(SH)      (SOLE)                      250,000(SOLE)
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PEP BOYS MANNY MOE & JACK         COM            713278109   30,875   1,350,000(SH)      (SOLE)                    1,350,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PETSMART INC                      COM            716768106    9,520     400,000(SH)      (SOLE)                      400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                        COM            717081103   33,299     942,500(SH)      (SOLE)                      942,500(SOLE)
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PFIZER INC                        COM            717081103   88,325   2,500,000(SH) CALL (SOLE)                     2,500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES                   COM            723787107    9,579     300,000(SH)      (SOLE)                       300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
POWERWAVE TECHNOLOGIES INC        COM            739363109    9,869   1,275,000(SH)      (SOLE)                     1,275,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC           COM            74369L103    5,370     300,000(SH)      (SOLE)                      300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
REGENERATION TECH INC DEL         COM            75886N100   10,138     925,000(SH)      (SOLE)                      925,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
RMH TELSERVICES INC               COM            749938106        0     117,545(SH)      (SOLE)                      117,545(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC           COM            871508107    8,445     500,000(SH)      (SOLE)                      500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW        COM            912909108   10,506     300,000(SH)      (SOLE)                      300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
VISHAY INTERTECHNOLOGY INC        COM            928298108   10,878     475,000(SH)      (SOLE)                      475,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
VITRAN INC                        COM            92850E107      849      60,000(SH)      (SOLE)                       60,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD         SHS            G96655108   13,287     390,000(SH)      (SOLE)                      390,000(SOLE)
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